INVESTMENTS IN ASSOCIATES, JOINT VENTURES AND OTHER INVESTMENTS (Details) € in Millions, $ in Millions			6 Months Ended
	May 18, 2026 EUR (€) board_member shares	May 18, 2026 USD ($) board_member shares	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)
Disclosure of detailed information about business combination [line items]
Gains on disposals of investments			$ 302	$ 0
Impairment of investments in associates, joint ventures and other investments			$ 262	$ 0
Vallorec
Disclosure of detailed information about business combination [line items]
Shares sold in associate held by entity (in shares) | shares	23,869,984	23,869,984
Percentage of voting equity interests sold	0.104	0.104
Consideration received	€ 569	$ 663
Lock-up days, following settlement date	90 days	90 days
Gains on disposals of investments		$ 302
Reclassification of foreign exchange		$ 10
Proportion of voting rights held in associate	18.00%	18.00%
ArcelorMittal appointed board members | board_member	1	1
Number of board members | board_member	8	8
Baffinland
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate			25.20%
Impairment of investments in associates, joint ventures and other investments			$ 262